COMMITMENTS	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
COMMITMENTS
COMMITMENTS
The following is a summary of Bellatrix’s commitments as at December 31, 2017:

($000s)	1 Year	2-3 Years	4-5 Years	More than 5 years	Total
Operating leases (1)	$24,835	$48,748	$40,811	$30,934	$145,328
Transportation and processing agreements (2)	$62,207	$97,788	$69,481	$128,873	$358,349
(1) Operating leases is comprised of the Company’s commitment for office space, net of recoveries and gross operating leases for field equipment. The Company is committed to payments under fixed term operating leases for office space which do not currently provide for early termination.
(2) Transportation agreements is comprised of commitments to third parties to transport natural gas. Processing agreements is comprised of commitments to process natural gas and natural gas liquids through processing facilities.
Bellatrix is involved in litigation and claims arising in the normal course of operations. Such claims are not expected to have a material impact on Bellatrix’s results of operations or cash flows.